INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance Costs
Interest expenses with the Parents	$ (817,170)	$ (1,219,776)	$ (1,861,774)
Interest expenses	(14,135,820)	(17,702,770)	(17,535,324)
Financial commissions	(2,973,207)	(2,317,690)	(1,483,428)
Finance Costs	(17,926,197)	(21,240,236)	(20,880,526)
Other finance results
Exchange differences generated by assets	33,661,590	22,161,855	30,194,601
Exchange differences generated by liabilities	(46,154,598)	(35,541,048)	(50,815,215)
Changes in fair value of financial assets or liabilities and other financial results	2,966,135	(5,057,589)	(418,186)
Net gain of inflation effect on monetary items	1,646,774	11,824,678	9,216,684
Other finance results	(7,880,099)	(6,612,104)	(11,822,116)
Total net finance results	(25,806,296)	(27,852,340)	(32,702,642)
Profit from translation effects	32,635,104	10,076,208	(10,108,444)
Rizobacter Argentina S.A
Other finance results
Profit from translation effects	$ 4,100,000	$ 6,700,000	$ 3,600,000